Leases - Summary of the changes in the right-of-use assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Summary of the changes in the right-of-use assets [Line Items]
Beginning balance	₩ 3,989,697		₩ 4,083,328
Disposals	(34,103)		(166,151)
Depreciation	(493,335)	[1]	(475,506)
Effects of foreign currency movements	22,789		(8,553)
Business combination (Note 47)			835
Ending balance	4,046,164		3,989,697
Right-of-use assets
Summary of the changes in the right-of-use assets [Line Items]
Beginning balance	590,417		1,112,796
Acquisitions	316,925		305,958
Disposals	(26,930)		(24,173)
Depreciation	(289,585)		(286,028)
Substitution			(513,437)
Effects of foreign currency movements	17,300		(5,380)
Business combination (Note 47)			681
Ending balance	608,127		590,417
Real estate | Right-of-use assets
Summary of the changes in the right-of-use assets [Line Items]
Beginning balance	556,419		1,077,803
Acquisitions	295,228		286,981
Disposals	(22,829)		(21,763)
Depreciation	(271,895)		(268,376)
Substitution			(513,437)
Effects of foreign currency movements	17,118		(5,375)
Business combination (Note 47)			586
Ending balance	574,041		556,419
Vehicle | Right-of-use assets
Summary of the changes in the right-of-use assets [Line Items]
Beginning balance	20,621		21,994
Acquisitions	17,524		12,556
Disposals	(4,070)		(2,394)
Depreciation	(12,408)		(11,625)
Substitution			0
Effects of foreign currency movements	182		(5)
Business combination (Note 47)			95
Ending balance	21,849		20,621
Others | Right-of-use assets
Summary of the changes in the right-of-use assets [Line Items]
Beginning balance	13,377		12,999
Acquisitions	4,173		6,421
Disposals	(31)		(16)
Depreciation	(5,282)		(6,027)
Substitution			0
Effects of foreign currency movements	0		0
Business combination (Note 47)			0
Ending balance	₩ 12,237		₩ 13,377

[1]	Included in general administrative expense and other operating income(loss) of the consolidated statements of comprehensive income.